Schedule of supplemental lease information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	$ 2,547	$ 1,813
Weighted average remaining lease term, Operating leases	5 years 10 months 2 days	5 years 1 month 28 days
Weighted average discount rate, Operating leases	7.39%	6.16%